Cover			12 Months Ended
	Mar. 04, 2021	Oct. 27, 2020	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	Flotek Industries, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13270
Entity Tax Identification Number	90-0023731
Entity Address, Address Line One	8846 N. Sam Houston Parkway W.
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77064
City Area Code	713
Local Phone Number	849-9911
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	FTK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key		0000928054
Amendment Flag		false
Current Fiscal Year End Date			--12-31